Taxation	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Taxation
7.	Taxation

a)	Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to their shareholders, no Cayman Islands withholding tax will be imposed.

New York

Commencing from the year of assessment 2024, the New York’s statutory income tax rate is 8%.

Hong Kong

Commencing from the year of assessment 2018/2019, the first HK$2.0 million of profits earned by the Group’s subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e., 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. Payments of dividends by the subsidiary to the Company are not subject to withholding tax in Hong Kong. The Ordinance only allows one entity within a group of “connected entities” to be eligible for the two-tier tax rate benefit. Under the Ordinance, it is an entity’s election to nominate an entity that will be subject to the two-tier profits tax rate on its Profits Tax Return. The election is irrevocable. TuanChe Information elected the two-tier profits tax rate for its tax years of 2023 and 2024. TuanChe Information applies the two-tier profits tax rate for its provision for current income and deferred taxes. Other HK subsidiaries of the Company elected 16.5% tax rate.

China

Effective from January 1, 2008, the PRC’s statutory income tax rate is 25%.

Singapore

The corporate income tax rate is 17%, applicable to both local and foreign companies.

Colorado

The corporate income tax rate is 4.4%, and the state sales tax rate is 2.9%.

Loss before provision for income taxes is attributable to the following geographic locations:

	For the year ended December 31,
	2024	2025
PRC	(93,714)	(40,608)
Foreign	(94,277)	42,878
Total (loss)/income before income taxes	(187,991)	2,270

Continuing operations

	For the year ended December 31,
	2024	2025
PRC	—	(343)
Foreign	(94,272)	42,878
Total (loss)/income from continuing operations before income taxes	(94,272)	42,535

Discontinued operations

	For the year ended December 31,	For the ten months ended October 31,
	2024	2025
PRC	(93,714)	(40,265)
Foreign	(5)	—
Total loss from discontinued operations before income taxes	(93,719)	(40,265)

The following table presents a reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2023, 2024 and 2025:

	For the year ended
	December 31,
	2023	2024	2025
	%	%	%
Statutory income tax rate of the PRC	25.0	25.0	25.0
Permanent differences	1.2	6.9	2.6
Change in valuation allowance	(19.8)	(17.7)	(18.0)
Effect of preferential tax rate	(5.5)	—	(5.9)
Effect of different tax rates in other jurisdictions (offshore entities)	(0.9)	(14.2)	(3.7)
Others	—	—	—
Effective income tax rate	—	—	—

Continuing operations

	For the year ended December 31,
	2023	2024	2025
	%	%	%
Statutory income tax rate of the PRC	—	25.0	25.0
Permanent differences	—	—	(0.2)
Change in valuation allowance	—	(0.4)	(7.9)
Effect of preferential tax rate	—	—	(0.8)
Effect of different tax rates in other jurisdictions (offshore entities)	—	(24.6)	(16.1)
Others	—	—	—
Effective income tax rate	—	—	—

Discontinued operations

	For the year ended		For the ten months ended
	December 31,		October 31,
	2023	2024	2025
	%	%	%
Statutory income tax rate of the PRC	25.0	25.0	25.0
Permanent differences	1.2	13.6	2.9
Change in valuation allowance	(19.8)	(35.0)	(20.5)
Effect of preferential tax rate	(5.5)	—	(7.1)
Effect of different tax rates in other jurisdictions (offshore entities)	(0.9)	(3.6)	(0.3)
Others	—	—	—
Effective income tax rate	—	—	—

b)	Deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2024 and 2025.

	December 31, 2024	December 31, 2025
	RMB	RMB
Deferred tax assets:
Advertising expense in excess of deduction limit	65,460	70,205
Accrued expense and other payables	1,785	1,839
Allowance for doubtful accounts	8,526	9,469
Net operating tax loss carry forwards	95,864	97,771
Decrease due to disposal of subsidiaries	—	(178,142)
Total deferred tax assets	171,635	1,142
Less: valuation allowance	(171,635)	(1,142)
Net deferred tax assets	—	—

Continuing operations

	December 31, 2024	December 31, 2025
	RMB	RMB
Deferred tax assets:
Net operating tax loss carry forwards	377	1,142
Total deferred tax assets	377	1,142
Less: valuation allowance	(377)	(1,142)
Net deferred tax assets	—	—

Discontinued operations

	December 31, 2024	For the ten months ended October 31, 2025
	RMB	RMB
Deferred tax assets:
Advertising expense in excess of deduction limit	65,460	70,205
Accrued expense and other payables	1,785	1,839
Allowance for doubtful accounts	8,526	9,469
Net operating tax loss carry forwards	95,487	96,629
Decrease due to disposal of subsidiaries	—	(178,142)
Total deferred tax assets	171,258	—
Less: valuation allowance	(171,258)	—)
Net deferred tax assets	—	—

The Group does not believe that sufficient positive evidence exists to conclude that the recoverability of the above deferred tax assets of all entities of the Group is more likely than not to be realized. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, management has considered the Group’s history of losses and concluded that it is more likely than not that the Group will not generate future taxable income prior to the expiration of the majority of net operating losses. Accordingly, as of December 31, 2023, 2024 and 2025, a nil, RMB377 and RMB1,142 valuation allowance from continuing operations has been established respectively. Consequently, the Group has provided full valuation allowances on the related deferred tax assets.

The movements of the valuation allowance are as follows:

	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Deferred tax assets valuation allowance movement:
Balance at the beginning of the year	145,788	159,513	171,635
Allowance made during the year	16,392	32,703	8,489
Reduction due to unrealized NOLs and adjustments	(2,667)	(20,581)	(840)
Decrease due to disposal of subsidiaries	—	—	(178,142)
Balance at end of year	159,513	171,635	1,142

Continuing operations

	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Deferred tax assets valuation allowance movement:
Balance at the beginning of the year	—	—	377
Allowance made during the year	—	377	765
Balance at end of year	—	377	1,142

Discontinued operations

	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Deferred tax assets valuation allowance movement:
Balance at the beginning of the year	145,788	159,513	171,258
Allowance made during the year	16,392	32,326	7,724
Reduction due to unrealized NOLs and adjustments	(2,667)	(20,581)	(840)
Decrease due to disposal of subsidiaries	—	—	(178,142)
Balance at end of year	159,513	171,258	—

As of December 31, 2024 and 2025, certain entities of the Group had PRC net operating tax loss carry forwards of RMB855,071 and RMB392 respectively. As of December 31, 2024, and 2025, the Company had Hong Kong losses of RMB332 and nil respectively.

As of December 31, 2025, net operating tax loss carry forwards in PRC is expected to expire is as follows:

RMB
Loss expiring in 2026	—
Loss expiring in 2027	—
Loss expiring in 2028	—
Loss expiring in 2029	—
Loss expiring in 2030	392
392

c)	Withholding income tax

The enterprise income tax (“EIT”) Law also imposes a withholding income tax of 10% on dividends distributed by a foreign-invested entity (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate that may be lowered to 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation (“SAT”) further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to “conduit” or shell companies without business substance and that a beneficial ownership analysis will be used based on a “substance-over-form” principle to determine whether or not to grant the tax treaty benefits. Further, the SAT promulgated the Notice on Issues Related to the “Beneficial Owner” in Tax Treaties in February 2018, which requires the “beneficial owner” to have ownership and the right to dispose of the income or the rights and properties giving rise to the income and generally engage in substantive business activities and sets forth certain detailed factors in determining the “beneficial owner” status.

As of December 31, 2024 and 2025, the Company did not record any such withholding tax of its subsidiaries in the PRC as they are still in accumulated deficit position.

The Company’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitation is three years and extended to five years if the amount of tax underpaid is RMB 100,000 or more. For special tax adjustments, such as transfer pricing adjustments under CFC rules, adjustments under the general anti-avoidance rules, the statute of limitation is ten years. There is no statute of limitation for tax evasion, refusal to pay tax, or defrauding of tax payment.

d)	Uncertain tax position

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2025, the Group did not have any unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended December 31, 2024 and 2025, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.

As of December 31, 2025, the tax years ended December 31, 2018 through 2024 for the Group’s subsidiaries in the PRC are generally subject to examination by the PRC tax authorities. The tax years ended December 31, 2017 through 2024 for the Group’s subsidiaries in Hong Kong are generally subject to examination by the Hong Kong tax authorities.